IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SPDR® Series Trust

Supplement Dated January 25, 2010
to the
Prospectus Dated October 31, 2009
and to the
Statement of Additional Information (“SAI”) Dated October 31, 2009, as supplemented

SPDR® Dow Jones Total Market ETF
SPDR® Dow Jones Large Cap ETF
SPDR® Dow Jones Large Cap Growth ETF
SPDR® Dow Jones Large Cap Value ETF
SPDR® Dow Jones Mid Cap ETF
SPDR® Dow Jones Mid Cap Growth ETF
SPDR® Dow Jones Mid Cap Value ETF
SPDR® Dow Jones Small Cap ETF
SPDR® Dow Jones Small Cap Growth ETF
SPDR® Dow Jones Small Cap Value ETF
SPDR® DJ Global Titans ETF
SPDR® Dow Jones REIT ETF
SPDR® KBW Bank ETF
SPDR® KBW Capital Markets ETF
SPDR® KBW Insurance ETF
SPDR® KBW Mortgage FinanceSM ETF
SPDR® KBW Regional BankingSM ETF
SPDR® Morgan Stanley Technology ETF
SPDR® S&P® Dividend ETF
SPDR® S&P® Aerospace & Defense ETF
SPDR® S&P® Biotech ETF
SPDR® S&P® Building & Construction ETF
SPDR® S&P® Computer Hardware ETF
SPDR® S&P® Computer Software ETF
SPDR® S&P® Health Care Equipment ETF
SPDR® S&P® Health Care Services ETF
SPDR® S&P® Homebuilders ETF
SPDR® S&P® LeisureTime ETF
SPDR® S&P® Metals & Mining ETF
SPDR® S&P® Oil & Gas Equipment & Services ETF
SPDR® S&P® Oil & Gas Exploration & Production ETF
SPDR® S&P® Outsourcing & IT Consulting ETF
SPDR® S&P® Pharmaceuticals ETF
SPDR® S&P® Retail ETF
SPDR® S&P® Semiconductor ETF
SPDR® S&P® Telecom ETF
SPDR® S&P® Transportation ETF
SPDR® S&P® Food & Beverage ETF

Effective April 1, 2010, for each Fund listed above, the Fund’s investment restriction requiring that the Fund invest 95% or 90% of total assets in the component securities of the Fund’s benchmark index, as applicable, will change so that the Fund will be required to invest 80% of total assets in the component securities of its benchmark index.

It is expected that the change to the investment restriction for each Fund will not change the manner in which each Fund is managed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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